SHARE BASED COMPENSATION (Details Texuals) (BRL) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of dividend rate estimated	0.50%
Deferred Compensation Liability	525	618
Proceeds from Stock Options Exercised	268	278	107
Share-based Compensation	198	618	(181)
Proceeds from acquisition of share-based instruments	62	0	0
Simple Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of dividend rate estimated	3.13%	3.02%	3.50%
Deferred Compensation Liability	525	618
Stock or Unit Option Plan Expense	138	595	(181)
Compensation Cost to be Allocated in Future Periods	317
Weighted Average Allocation Period of Compensation Cost	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value	257	301	248
Proceeds from Stock Options Exercised	107	278	268
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value	200
Weighted average grant date fair value for shares granted	11.88	18.63	10.40
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Weighted Average Volatility Rate	30.23%	30.52%	24.67%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	5.95%	6.40%	6.78%
Simple Stock Options [Member] | Prior Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Basis of Calculation of Stock Exercise Price			20
Simple Stock Options [Member] | Post Acquisition Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Basis of Calculation of Stock Exercise Price			20
Partners Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation Cost to be Allocated in Future Periods	264
Weighted Average Allocation Period of Compensation Cost	5 years
Weighted average grant date fair value for shares granted	35.01	18.08
Partners Plan [Member] | Share Based Instruments [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation	60	23
Share Based Instruments [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value for shares granted	0
Proceeds from acquisition of share-based instruments	0